Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181 630.472.7863 | www.pif.com

May 4, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                     Plan Investment Fund, Inc. (the “Registrant” or “Fund”)

Rule 497(j) Prospectus and Statement of Additional Information Certification

File Nos. 811-04379 and 002-99584

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (b) or (c) of Rule 497, the Fund on behalf of its Portfolios, the Government/REPO Portfolio and the Money Market Portfolio, (the “Portfolios”), hereby certifies that (1) the form of Prospectus and Statement of Additional Information for the Registrant that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 50 to the Fund’s Registration Statement on Form N-1A (the “Amendment”), which was filed April 30, 2016 and (2) the text of the Amendment has been filed electronically.

Any questions with respect to this filing should be directed to the undersigned at (630) 472-7836.

Please provide an electronic confirmation as evidence of this filing.

Sincerely,

/s/Alexander D. Hudson
Alexander D. Hudson
Secretary